Revenue from Contracts with Customers - Schedule of Deferred Revenue (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Deferred Revenues [Line Items]
Total deferred revenue	¥ 303,553,899	$ 43,407,630	¥ 351,400,097
Initial fees received from franchisees owners [Member]
Schedule of Deferred Revenues [Line Items]
Total deferred revenue	121,584,464	17,386,347	145,314,471
Cash received for membership fees and not recognized as revenue [Member]
Schedule of Deferred Revenues [Line Items]
Total deferred revenue	77,614,234	11,098,688	103,514,777
Cash received for prepaid card and sublease [Member]
Schedule of Deferred Revenues [Line Items]
Total deferred revenue	38,918,849	5,565,321	39,922,504
Deferred revenue related to the membership program [Member]
Schedule of Deferred Revenues [Line Items]
Total deferred revenue	¥ 65,436,352	$ 9,357,274	¥ 62,648,345